UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
               Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            April 20, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 219,198 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR       SL   SH     NO
BRKSHR HTHWY    CL B NEW         084670702     239 SH     2,950    SOLE NONE     2,950  0      0
ISHRS TRST      BARCLYS TIPS BD  464287176  20,968 SH   178,224    SOLE NONE   170,575  0  7,649
ISHRS TRST      FTSE KLD400 SOC  464288570   3,358 SH    64,693    SOLE NONE    64,693  0      0
ISHRS TRST      MSCI EAFE IDX    464287465     540 SH     9,832    SOLE NONE     9,832  0      0
ISHRS TRST      MSCI EMERG MKT   464287234     472 SH    10,994    SOLE NONE    10,880  0    114
ISHRS TRST      RUSL 3000        464287689   2,464 SH    29,589    SOLE NONE    29,589  0      0
ISHRS TRST      RUSL 3000 VALU   464287663     214 SH     2,328    SOLE NONE     2,328  0      0
SPR SRS TRST    DJ INTL RL ETF   78463X863  33,890 SH   920,428    SOLE NONE   903,984  0 16,444
SPR SRS TRST    DJ REIT ETF      78464A607     908 SH    12,817    SOLE NONE    12,817  0      0
VGRD IDX FDS    REIT ETF         922908553  54,718 SH   859,677    SOLE NONE   831,176  0 28,501
VGRD TX MNGD    MSCI EAFE ETF    921943858     984 SH    28,912    SOLE NONE    22,810  0  6,102
VGRD IDX FDS    STK MKT ETF      922908769 100,443 SH 1,390,028    SOLE NONE 1,348,088  0 41,940
